Stone Ridge U.S. Master Variance Risk Premium Fund
Stone Ridge U.S. Master Variance Risk Premium Fund
Stone Ridge U.S. Master Variance

Risk Premium Fund

(the “Fund”)

Supplement

to

Prospectus

dated

April 29, 2013

On September 19, 2013, the Board of Trustees approved a change in the Fund’s 80% policy.  Since inception the Underlying Funds in which the Fund invests have been managed such that at least 80% of the value of an Underlying Fund's net assets were subject to written put and call options.  Accordingly, the 80% policy described in the prospectus for the Fund is replaced in its entirety with the following:

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the Underlying Funds whose principal investment strategy is to write call and put options on U.S. securities.

In addition, the Fund has updated and revised certain descriptions of the Fund's investment strategy and accordingly, the disclosure set forth below replaces in its entirety, the section in the Summary Prospectus titled "Principal Investment Strategies."
U.S. Master Variance Risk Premium Fund:

Stone Ridge Asset Management LLC (“Stone Ridge” or the “Adviser”) believes that investing should involve a long-term view and a systematic focus on sources of expected returns, not on stock picking or market timing.  The Fund is a special type of mutual fund that invests in a combination of Underlying Funds, specifically Class I Shares of the Stone Ridge U.S. Variance Risk Premium Fund (the “U.S. Variance Risk Premium Fund”) and Class I Shares of the Stone Ridge U.S. Small Cap Variance Risk Premium Fund (the “U.S. Small Cap Variance Risk Premium Fund”). The Underlying Funds were chosen based on the determination of the Adviser that they could provide long-term capital appreciation.

In managing the Underlying Funds, the Adviser focuses on one source of expected returns – the “variance risk premium” in equity options.  “Variance risk premium” is defined as the tendency for “implied volatility” – the expected level of volatility priced into an option – to be higher, on average, than the volatility actually experienced on the security underlying the option.  As an option seller, an Underlying Fund should benefit over the long-term from the difference between the level of volatility priced into the options it sells and the level of volatility realized on the securities underlying those options.

The Adviser does not intend to purchase or sell securities for the Underlying Funds’ investment portfolios based on prospects for the economy, the securities markets, or the individual issuers themselves.  Instead, the Underlying Funds seek to identify variance risk premiums wherever they may arise, regardless of the specific underlying securities, and to provide an investment return from the premiums it receives from writing options offering those premiums.  In constructing the Underlying Funds’ investment portfolio, the Adviser seeks to identify a broadly diversified universe of eligible securities offering the Underlying Funds the potential to capture the benefit of variance risk premiums.  The Adviser then sells options on what it considers to be a meaningful subset of that universe while seeking to keep trading costs as low as practicable, given the appropriate execution requirements of the strategy.

The Underlying Funds typically pursue their investment objectives by writing (selling) call and put options related to U.S. securities or U.S. small cap securities.  The Adviser considers U.S. securities and U.S. small cap securities to include the securities of U.S. companies or U.S. small cap companies, as the case may be, as well as exchange traded funds (“ETFs”) and indices providing exposure to the securities of U.S. companies or U.S. small cap companies.  Under normal market conditions, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the Underlying Funds whose principal investment strategy is to write call and put options related to U.S. securities. Initially, the Adviser anticipates allocating approximately two-thirds (2/3) of the Fund’s assets to the U.S. Variance Risk Premium Fund and approximately one-third (1/3) of the Fund’s assets to the U.S. Small Cap Variance Risk Premium Fund. The Adviser monitors the Underlying Funds and periodically rebalances the Fund’s investments to bring them back within their target asset allocation ranges. In response to changing market or economic conditions, the Adviser may change the Fund’s target asset allocation ranges at any time, without prior approval from or notice to shareholders. For temporary periods, the Fund may hold a portion of its assets in cash, money market securities or other similar, liquid investments. This will generally occur at times when the Adviser is unable to immediately invest cash received from purchases of Fund shares or from redemptions of other investments.

A call option typically gives the option buyer the right to buy, and obligates the option seller to sell, a security at an agreed-upon price; a put option gives the option buyer the right to sell, and obligates the option seller to purchase, a security at an agreed-upon price.  Generally, each Underlying Fund intends to sell call and put options that are at-the-money or out-of-the-money (meaning that the exercise price generally will be at or above (in the case of a call option) or at or below (in the case of a put option) the current price of the underlying stock, ETF, or index when the option is sold).  Options that are more substantially out-of-the-money generally would pay lower premiums than options that are at or slightly out-of-the-money.  By selling call options, an Underlying Fund will sell the opportunity for appreciation above the option exercise price to the option purchaser in exchange for the option premium.  By selling put options, an Underlying Fund will sell protection to the option purchaser in exchange for an option premium.  If an option sold by an Underlying Fund is exercised, the Underlying Fund will either purchase or sell the security at the strike price or pay to the option holder the difference between the strike price and the current price level of the underlying stock, ETF, or index, depending on the terms of the option

An Underlying Fund will invest in common stocks, ETFs, and government obligations (normally U.S. Treasury securities with remaining maturities of one year or less), typically to meet asset coverage or margin requirements on the Underlying Fund’s option writing strategy.  Typically, the Underlying Fund will cover call options with equity securities and will cover put options with U.S. Treasuries; however, the Underlying Fund may use any liquid assets as cover or margin.  Accordingly, at times the Underlying Fund may hold significant positions in stock, ETFs, government obligations or cash and cash equivalents.  The Underlying Fund may at times write options on stocks, ETFs, and indices with an aggregate value greater than the value of the Underlying Fund’s assets.  In those cases, the Underlying Fund may be considered to have created investment leverage; leverage increases the volatility of the Underlying Fund and may result in losses greater than if the Underlying Fund had not been leveraged.  It is also possible that the Underlying Fund will create investment leverage by borrowing money.

The Underlying Funds also may enter into futures and swap contracts and use other derivatives for investment purposes as an alternative to direct investments or to writing options, or for hedging purposes.  The use of derivatives gives rise to a form of leverage and the related risks.  The Adviser has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (“CEA”) pursuant to Rule 4.5 under the CEA (the “exclusion”) promulgated by the U.S. Commodity Futures Trading Commission (the “CFTC”).  Accordingly, neither the Underlying Funds nor the Adviser (with respect to the each Underlying Fund) is subject to registration or regulation as a “commodity pool operator” under the CEA. To remain eligible for the exclusion, the Fund will be limited in its ability to use certain financial instruments regulated under the CEA (“commodity interests”), including futures and options on futures and certain swaps transactions.

The Underlying Funds may lend their portfolio securities to broker-dealers and other institutional borrowers.

The Adviser may consider the tax consequences of the Underlying Funds’ investment strategy, but there is no assurance that the Underlying Funds will be managed in a tax-advantaged manner.

The following replaces in its entirety the same disclosure that appears in the Summary section of the prospectus under the heading "Principal Investment Risks."
Investing in the Underlying Funds.  The investment objective of each Underlying Fund is to seek long term capital appreciation.  Generally, the U.S. Variance Risk Premium Fund and the U.S. Small Cap Variance Risk Premium Fund have the same principal investment strategies as one another, and as those described above, except that for the U.S. Small Cap Variance Risk Premium Fund (under normal market conditions) at least 80% of the value of its net assets (plus the amount of any borrowings for investment purposes) will be subject to written put and call options on U.S. small cap securities.  The Adviser considers small cap companies to include those companies that, at the time of purchase, have market capitalizations smaller than the 1,000th largest U.S. publicly traded company. The largest company that is within the Adviser’s definition of small cap companies had a market capitalization of $[6.061] billion as of February 28, 2013. The market capitalization of the largest small cap company will fluctuate over time.  The risks of each of the Underlying Funds are described below.  To the extent that the Fund invests more of its assets in one Underlying Fund than in another, it will have greater exposure to the risks of that Underlying Fund.  Generally, a greater allocation to the U.S. Small Cap Variance Risk Premium Fund will have the effect of increasing the risks associated with small-cap issuers.  The risks listed below for the Fund include both the risks associated with an investment in the Fund and the risks associated with indirect investment in the portfolio of each of the Underlying Funds.

There is no guarantee that the Fund or any Underlying Fund will achieve its investment objective. The Underlying Funds will pursue their investment objectives and policies without the approval of the Fund. If an Underlying Fund were to change its investment objective or policies, the Fund may be forced to sell its shares of that Underlying Fund at a disadvantageous time. The prospectuses and Statements of Additional Information of the Underlying Funds are available without charge by calling toll free at (855) 609-3680 and can also be viewed and downloaded on the Fund’s website at www.stoneridgefunds.com.

The Fund has added the following as a new risk factor under the heading “Principal Investment Risks” in the Summary section of the prospectus.

Government Securities Risk. The Underlying Funds invest in securities issued or guaranteed by the U.S. government (including U.S. Treasury obligations which differ in their interest rates, maturities and times of issuance) or its agencies and instrumentalities (such as the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), or the Federal Home Loan Mortgage Corporation (Freddie Mac)). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government would provide financial support. Therefore, U.S. government-related organizations may not have the funds to meet their payment obligations in the future.  As a result of their high credit quality and market liquidity, U.S. Government securities generally provide a lower current return than obligations of other issuers.